UNAUDITED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Total operating revenues		$ 125,564	$ 53,518
Vessel operating expenses		38,911	25,043
Voyage and charterhire expenses		10,107	15,965
Administrative expenses		24,092	18,269
Project development expenses		11,223	4,277
Depreciation and amortization		36,866	42,552
Total operating expenses		152,096	118,878
Realized and unrealized gain on FLNG derivative instrument		111,348	0
Other operating gains and losses	[1]	18	0
Total other operating income		111,366	0
Operating gain (loss)		84,834	(65,360)
Other non-operating income
Other		0	206
Total other non-operating income		0	206
Financial income (expenses)
Interest income		4,044	2,912
Interest expense		(38,012)	(39,710)
Other financial items, net		594	(7,928)
Net financial expenses		(33,374)	(44,726)
Income (loss) before taxes and equity in net losses of affiliates		51,460	(109,880)
Income taxes		(484)	(647)
Equity in net earnings (losses) of affiliates		(6,215)	(13,193)
Net income (loss)		44,761	(123,720)
Net income attributable to non-controlling interests		(29,444)	(15,931)
Net income (loss) attributable to stockholders of Golar LNG Ltd		$ 15,317	$ (139,651)
Basic and diluted loss per share (in USD per share)		$ 0.15	$ (1.39)
Cash dividends declared and paid per share (in USD per share)		$ 0.10	$ 0.10
Other Operating Gain		$ 10,000
Other Operating Loss		10,000
Time and Voyage Charter
Total operating revenues		76,433	$ 32,284
Time Charter
Total operating revenues		19,353	11,739
Liquefaction Services
Total operating revenues		18,577	0
Vessel and Other Management Fees
Total operating revenues		11,201	9,495
Collaborative Arrangement
Voyage and charterhire expenses		$ 30,897	$ 12,772

[1]	This represents initial amounts of $10.0 million recovered in connection with the ongoing arbitration proceedings arising from the delays and the termination of the Golar Tundra time charter with a former charterer, partially offset by a write off of $10.0 million of the trading balance with OneLNG, subsequent to the decision to dissolve OneLNG, as we deem it to be no longer recoverable (see note 16).